PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Estimated future amortization expense:
Intangible assets, net	$ 9,866	$ 9,767
Land Use Rights and Software [Member]
Estimated future amortization expense:
2013	129
2014	242
2015	242
2016	242
2017	242
Thereafter	8,769
Intangible assets, net	$ 9,866